Schedule I - Summary of Investments - Other Than Investments in Affiliates (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2021
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	$ 26,459
Amount at Which Shown on Balance Sheet	22,792
Mortgage loans, allowance for credit loss	15	$ 12	$ 11
Fixed Maturities, FVO
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	19,041
Fair Value	15,714
Amount at Which Shown on Balance Sheet	15,714
Total fixed maturities, available-for-sale
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	18,689
Fair Value	15,383
Amount at Which Shown on Balance Sheet	15,383
U.S. government and government agencies and authorities (guaranteed and sponsored)
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	1,395
Fair Value	1,070
Amount at Which Shown on Balance Sheet	1,070
States, municipalities and political subdivisions
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	1,320
Fair Value	1,040
Amount at Which Shown on Balance Sheet	1,040
Foreign governments
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	379
Fair Value	315
Amount at Which Shown on Balance Sheet	315
Public utilities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	1,776
Fair Value	1,423
Amount at Which Shown on Balance Sheet	1,423
All other corporate bonds
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	10,769
Fair Value	8,818
Amount at Which Shown on Balance Sheet	8,818
All other mortgage-backed and asset-backed securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	3,050
Fair Value	2,717
Amount at Which Shown on Balance Sheet	2,717
Fixed maturities, at fair value using fair value option
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	352
Fair Value	331
Amount at Which Shown on Balance Sheet	331
Industrial, miscellaneous and all other
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	14
Fair Value	14
Amount at Which Shown on Balance Sheet	14
Non-redeemable preferred stocks
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	191
Fair Value	165
Amount at Which Shown on Balance Sheet	165
Total equity securities, at fair value
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	205
Fair Value	179
Amount at Which Shown on Balance Sheet	179
Mortgage loan
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	2,535
Fair Value	2,232
Amount at Which Shown on Balance Sheet	2,520
Policy loans
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	1,495
Fair Value	1,495
Amount at Which Shown on Balance Sheet	1,495
Futures, options and miscellaneous
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	384
Fair Value	85
Amount at Which Shown on Balance Sheet	85
Real estate acquired in satisfaction of debt
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	10
Fair Value	10
Amount at Which Shown on Balance Sheet	10
Short-term investments
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	1,489
Fair Value	1,489
Amount at Which Shown on Balance Sheet	1,489
Investments in partnerships and trusts
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	1,300
Amount at Which Shown on Balance Sheet	$ 1,300